Property Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets		$ 296
Cauchari-Olaroz
Disclosure Of Property Plant And Equipment [Line Items]
Company's share in construction costs and project-related costs	50.00%
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets	$ 1,140
Accumulated depreciation	$ 259
Minera Exar S.A | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of fixed assets	50.00%
Minera Exar S.A | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of accumulated depreciation	50.00%